Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Allowance for receivables	$ 670,000	$ 707,000
Accumulated depreciation and depletion	$ 182,427,598	$ 173,656,095
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	2,569,831	2,532,328
Capital stock, shares outstanding	2,569,831	2,532,328
Class B Capital Stock [Member]
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	1,443,803	1,480,690
Capital stock, shares outstanding	1,443,803	1,480,690